Loans Payable - Related Party (Details Narrative) - USD ($)				9 Months Ended
	Apr. 13, 2018	Mar. 27, 2018	Mar. 13, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 12, 2018	Jun. 04, 2018	Jun. 01, 2018	Dec. 31, 2017	Sep. 07, 2017	Dec. 31, 2016
Debt principal amount				$ 1,250,000
Rate of interest										5.00%
Repayment of principal amount				400,000
Accrued interest				$ 100,861					$ 52,949		$ 17,945
Loan Agreement [Member] | Michael Blum [Member]
Advance from related party			$ 100,000
Debt principal amount			$ 100,000
Debt, term			6 months
Rate of interest			12.00%
Repayment of principal amount			$ 100,000
Debt instrument, description			We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full.
Accrued interest								$ 2,630
Loan Agreement [Member] | Greg Burnett [Member]
Advance from related party		$ 100,000
Debt principal amount		$ 100,000
Debt, term		6 months
Rate of interest		12.00%
Repayment of principal amount		$ 100,000
Debt instrument, description		We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full.
Accrued interest							$ 2,269
Loan Agreement [Member] | Lender [Member]
Advance from related party	$ 200,000
Debt principal amount	$ 200,000
Debt, term	6 months
Rate of interest	12.00%
Repayment of principal amount	$ 200,000
Debt instrument, description	We are entitled to repay the whole or any portion of the principal amount of $200,000, plus accrued interest on the portion of the principal amount of $200,000 being repaid, at any time.
Accrued interest						$ 3,090